Intangible assets, net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Amortization for Intangible Assets
2025	¥ 3,112			$ 426
2026	2,434			333
2027	2,389			327
2028	1,915			262
2029	1,910			262
Thereafter	10,450			1,433
Total	22,210			$ 3,043
Intangible assets
Intangible assets, net
Amortization expenses for intangible assets	¥ 4,653	¥ 5,326	¥ 9,613